SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Structured payment arrangement - Factoring program (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	4.35%
Outstanding borrowing at the beginning of the year	¥ 40,112	¥ 602
Borrowing received during the year	405,122	333,117
Borrowing repaid during the year	(404,881)	(293,607)
Outstanding borrowing at the end of the year	¥ 40,353	¥ 40,112
Factoring program
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposit			¥ 2,000
Annual interest rate	10.50%	9.00%	8.50%